PREPAID LAND LEASES (Tables)	12 Months Ended
Jun. 30, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]	A summary of prepaid land leases is as follows:
	June 30,
	2016	2017

Prepaid land leases	$12,641	$12,335
Less: Accumulated amortization	(1,868)	(2,129)

	$10,773	$10,206

Schedule of Future Amortization Expenses of Prepaid Land Lease [Table Text Block]	The annual amortization of prepaid land leases for each of the five succeeding years is as follows:
Year ending June 30,
2018	$263
2019	263
2020	263
2021	263
2022	263

$1,315